19. Borrowing and financing (Details) - BRL (R$) R$ in Thousands		1 Months Ended	12 Months Ended
		Jan. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Maturity		The issue aimed at reinforcing the Company's working capital and will mature in July 2020, being remunerated at 104.10% CDI.
Total			R$ 2,029,088	R$ 1,663,017
Current			(1,384,180)	(698,728)
Non-current			R$ 644,908	964,289
Banco Nacional de Desenvolvimento Economico e Social [Member]
Disclosure of detailed information about borrowings [line items]
Currency			URTJLP
Charges			TJLP to TJLP + 2,52 % p.a.
Maturity			Jul/22
Total	[1]		R$ 240,008	578,312
Banco Nacional de Desenvolvimento Economico e Social [Member]
Disclosure of detailed information about borrowings [line items]
Currency			UM143
Charges			SELIC + 2.52% p.a.
Maturity			Jul/22
Total	[1]		R$ 374,461	489,421
BNDES Investment Sustainment Program (BNDES PSI) [Member]
Disclosure of detailed information about borrowings [line items]
Currency			R$
Charges			3.50% p.a.
Maturity			Jan/21
Total	[1]		R$ 18,071	56,804
KfW IPEX [Member]
Disclosure of detailed information about borrowings [line items]
Currency			USD
Charges			Libor 6M+ 1.35% p.a.
Maturity			Apr/19
Total	[2]			43,420
KFW Finnvera [Member]
Disclosure of detailed information about borrowings [line items]
Currency			USD
Charges			Libor 6M+ 0.75% p.a.
Maturity			Jan/24 to Dec/25
Total	[2]		R$ 330,217	378,595
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Currency			R$
Charges			104.1% of the CDI
Maturity			Jul/20
Total			R$ 1,025,965
Cisco Capital [Member]
Disclosure of detailed information about borrowings [line items]
Currency			USD
Charges			2.50% p.a.
Maturity			Dec/20
Total	[3]		R$ 40,366	R$ 116,465

[1]	Guaranteed by the holding company TIM Participacoes and collateral of some receivables of the subsidiary.
[2]	Guaranteed by the holding company TIM Participacoes.
[3]	No guarantee.